Business combinations (Detail Textuals)			1 Months Ended		12 Months Ended				29 Months Ended
	Jul. 03, 2014 CAD ($) Company	Jul. 03, 2014 USD ($) Company	Dec. 01, 2016 CAD ($) shares	Dec. 01, 2016 USD ($) shares	Dec. 31, 2017 CAD ($) Share	Dec. 31, 2016 CAD ($) Share		Dec. 31, 2015 CAD ($) Share	Dec. 01, 2016 CAD ($) Share shares	Jul. 12, 2017	Jul. 03, 2017	Nov. 30, 2016	Jul. 03, 2014 USD ($)
Disclosure of detailed information about business combination [line items]
Number of options exercised | Share					207,950	1,069,434		23,350
Value of shares and warrants acquired in cash						$ 41,711,546	[1]
Apicore entity
Disclosure of detailed information about business combination [line items]
Number of options exercised | Share									112,500
Gain on step acquisition									$ 4,895,573
Revaluation of derivative									$ 20,560,440
Number of share options vested in share-based payment arrangement | shares			447,500	447,500
Number of stock options unaffected by change of control and fully vested | shares			400,000	400,000
Apicore entity | Series A-1 preferred shares
Disclosure of detailed information about business combination [line items]
Number of shares purchased | shares			145,733						145,733
Certain class of shares as a percentage of outstanding shares											2.00%
Apicore entity | Class E common shares
Disclosure of detailed information about business combination [line items]
Number of shares issued and outstanding | shares			25,000						25,000
Apicore
Disclosure of detailed information about business combination [line items]
Percentage of equity interests acquired	6.09%		64.00%						64.00%			5.97%	6.09%
Percentage of equity interests acquired on diluted basis	5.33%		60.00%						60.00%			4.82%	5.33%
Number of the companies acquired | Company	2	2
Value of majority interest purchase and financing, core reason for acquisition		$ 22,500,000
Acquisition related costs recognised as expense for transaction	$ 167,672					$ 126,923
Maximum contingent liabilities that may arise													$ 5,000,000
Value of investment measured at amortized cost	1,276,849		$ 6,418,867						$ 6,418,867
Fair value of option rights	$ 275,922
Gain on step acquisition			4,895,573
Fair value of derivative			$ 20,788,011						$ 20,788,011
Value of shares and warrants acquired in cash				$ 33,750,000
Percentage of equity interests acquired under step acquisition			6.07%						6.07%
Apicore | Series A preferred shares
Disclosure of detailed information about business combination [line items]
Number of share acquired due to options exercised | shares			4,717,000	4,717,000
Apicore | Class D warrants
Disclosure of detailed information about business combination [line items]
Number of share acquired due to options exercised | shares			1,250,000	1,250,000
Apicore | Class C common shares
Disclosure of detailed information about business combination [line items]
Percentage of equity interests acquired										98.00%
Percentage of equity interests acquired on diluted basis										94.00%
Certain class of shares as a percentage of outstanding shares											39.00%

[1]	Restated